Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Impact of CECL Adoption	Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Impact of CECL Adoption	Comprehensive Income (Loss)	Treasury Stock
Common stock, beginning balance (in shares) at Dec. 31, 2019			7,478,320
Beginning balance at Dec. 31, 2019	$ 353,528		$ 4,000	$ 10,032	$ 363,232		$ 1,426	$ (25,162)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	26,499				26,499
Other comprehensive income (loss)	21,154						21,154
Cash dividends, declared	(14,905)				(14,905)
Share-based compensation expense, net	146			146
Common stock, ending balance (in shares) at Dec. 31, 2020			7,448,080
Ending balance at Dec. 31, 2020	384,877		$ 4,000	10,178	374,826		22,580	(26,707)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	36,165				36,165
Other comprehensive income (loss)	(15,625)						(15,625)
Cash dividends, declared	(14,871)				(14,871)
Share-based compensation expense, net	$ 196			196
Common stock, ending balance (in shares) at Dec. 31, 2021	7,423,760		7,423,760
Ending balance at Dec. 31, 2021	$ 389,627		$ 4,000	10,374	396,120		6,955	(27,822)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	9,126				9,126
Other comprehensive income (loss)	(64,452)						(64,452)
(Purchase) sale of treasury stock, net (in shares)			560
(Purchase) sale of treasury stock, net	27							27
Cash dividends, declared	(3,935)				(3,935)
Share-based compensation expense, net	517			517
Common stock, ending balance (in shares) at Mar. 31, 2022			7,424,320
Ending balance at Mar. 31, 2022	$ 330,910		$ 4,000	10,891	401,311		(57,497)	(27,795)
Common stock, beginning balance (in shares) at Dec. 31, 2021	7,423,760		7,423,760
Beginning balance at Dec. 31, 2021	$ 389,627		$ 4,000	10,374	396,120		6,955	(27,822)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	19,523				19,523
Other comprehensive income (loss)	(111,176)						(111,176)
(Purchase) sale of treasury stock, net (in shares)			2,000
(Purchase) sale of treasury stock, net	96							96
Cash dividends, declared	(7,871)				(7,871)
Share-based compensation expense, net	939			939
Common stock, ending balance (in shares) at Jun. 30, 2022			7,425,760
Ending balance at Jun. 30, 2022	$ 291,138		$ 4,000	11,313	407,772		(104,221)	(27,726)
Common stock, beginning balance (in shares) at Dec. 31, 2021	7,423,760		7,423,760
Beginning balance at Dec. 31, 2021	$ 389,627		$ 4,000	10,374	396,120		6,955	(27,822)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	44,013				44,013
Other comprehensive income (loss)	$ (146,450)						(146,450)
(Purchase) sale of treasury stock, net (in shares)	2,000
Cash dividends, declared	$ (15,742)				(15,742)
Share-based compensation expense, net	$ 1,908			1,908
Common stock, ending balance (in shares) at Dec. 31, 2022	7,425,760		7,425,760
Ending balance at Dec. 31, 2022	$ 273,453	$ (3,439)	$ 4,000	12,282	424,391	$ (3,439)	(139,495)	(27,725)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting standards update	Accounting Standards Update 2016-13 [Member]
Common stock, beginning balance (in shares) at Mar. 31, 2022			7,424,320
Beginning balance at Mar. 31, 2022	$ 330,910		$ 4,000	10,891	401,311		(57,497)	(27,795)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	10,397				10,397
Other comprehensive income (loss)	(46,724)						(46,724)
(Purchase) sale of treasury stock, net (in shares)			1,440
(Purchase) sale of treasury stock, net	69							69
Cash dividends, declared	(3,936)				(3,936)
Share-based compensation expense, net	422			422
Common stock, ending balance (in shares) at Jun. 30, 2022			7,425,760
Ending balance at Jun. 30, 2022	$ 291,138		$ 4,000	11,313	407,772		(104,221)	(27,726)
Common stock, beginning balance (in shares) at Dec. 31, 2022	7,425,760		7,425,760
Beginning balance at Dec. 31, 2022	$ 273,453	(3,439)	$ 4,000	12,282	424,391	(3,439)	(139,495)	(27,725)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	7,524				7,524
Other comprehensive income (loss)	15,686						15,686
(Purchase) sale of treasury stock, net (in shares)			2,080
(Purchase) sale of treasury stock, net	99							99
Cash dividends, declared	(3,936)				(3,936)
Share-based compensation expense, net	$ 396			404	(8)
Common stock, ending balance (in shares) at Mar. 31, 2023	7,427,840		7,427,840
Ending balance at Mar. 31, 2023	$ 289,783		$ 4,000	12,686	424,532		(123,809)	(27,626)
Common stock, beginning balance (in shares) at Dec. 31, 2022	7,425,760		7,425,760
Beginning balance at Dec. 31, 2022	$ 273,453	$ (3,439)	$ 4,000	12,282	424,391	$ (3,439)	(139,495)	(27,725)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	13,558				13,558
Other comprehensive income (loss)	13,318						13,318
(Purchase) sale of treasury stock, net (in shares)			2,950
(Purchase) sale of treasury stock, net	141							141
Cash dividends, declared	(7,872)				(7,872)
Share-based compensation expense, net	$ 913			926	(13)
Common stock, ending balance (in shares) at Jun. 30, 2023	7,428,710		7,428,710
Ending balance at Jun. 30, 2023	$ 290,072		$ 4,000	13,208	426,625		(126,177)	(27,584)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting standards update	Accounting Standards Update 2016-13 [Member]
Common stock, beginning balance (in shares) at Mar. 31, 2023	7,427,840		7,427,840
Beginning balance at Mar. 31, 2023	$ 289,783		$ 4,000	12,686	424,532		(123,809)	(27,626)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	6,034				6,034
Other comprehensive income (loss)	(2,368)						(2,368)
(Purchase) sale of treasury stock, net (in shares)			870
(Purchase) sale of treasury stock, net	42							42
Cash dividends, declared	(3,936)				(3,936)
Share-based compensation expense, net	$ 517			522	(5)
Common stock, ending balance (in shares) at Jun. 30, 2023	7,428,710		7,428,710
Ending balance at Jun. 30, 2023	$ 290,072		$ 4,000	$ 13,208	$ 426,625		$ (126,177)	$ (27,584)